Parent Company Only Financial Information (Narrative) (Detail) - BK and TB [Member] - JPY (¥) ¥ in Billions	Mar. 31, 2019	Mar. 31, 2018
Companies Act [Member]
Parent Company Only Financial Information [Line Items]
Unrestricted amount of retained earnings that are in excess of the level required under the statutory reserve requirements	¥ 6,077	¥ 5,819
Banking Law and Related Regulations [Member]
Parent Company Only Financial Information [Line Items]
Percentage limitation of loans or credits to the parent company over the banking subsidiary's consolidated total capital	15.00%
Restricted amount of net assets of consolidated subsidiaries as to payment of cash dividends and loans to the parent company	¥ 5,160	¥ 5,341